Annual Fund Operating Expenses	0 Months Ended
	Jan. 01, 2012
(WFA Income Funds - ABC) | (Short-Term Bond Fund) | Class A
Operating Expenses:
Management Fees	0.39%
Distribution (12b-1) Fees	none
Other Expenses	0.50%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.90%
Fee Waivers	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver	0.81%	[1]
(WFA Income Funds - ABC) | (Short-Term Bond Fund) | Class C
Operating Expenses:
Management Fees	0.39%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.50%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.65%
Fee Waivers	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver	1.56%	[1]
(WFA Income Funds - ABC) | (Short Duration Government Bond Fund) | Class A
Operating Expenses:
Management Fees	0.38%
Distribution (12b-1) Fees	none
Other Expenses	0.49%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.88%
Fee Waivers	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	0.84%	[2]
(WFA Income Funds - ABC) | (Short Duration Government Bond Fund) | Class B
Operating Expenses:
Management Fees	0.38%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.49%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.63%
Fee Waivers	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	1.59%	[2]
(WFA Income Funds - ABC) | (Short Duration Government Bond Fund) | Class C
Operating Expenses:
Management Fees	0.38%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.49%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.63%
Fee Waivers	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	1.59%	[2]
(WFA Income Funds - ABC) | (High Income Fund) | Class A
Operating Expenses:
Management Fees	0.49%
Distribution (12b-1) Fees	none
Other Expenses	0.52%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.02%
Fee Waivers	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver	0.91%	[3]
(WFA Income Funds - ABC) | (High Income Fund) | Class B
Operating Expenses:
Management Fees	0.49%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.52%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.77%
Fee Waivers	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver	1.66%	[3]
(WFA Income Funds - ABC) | (High Income Fund) | Class C
Operating Expenses:
Management Fees	0.49%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.52%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.77%
Fee Waivers	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver	1.66%	[3]
(WFA Income Funds - ABC) | (Income Plus Fund) | Class A
Operating Expenses:
Management Fees	0.39%
Distribution (12b-1) Fees	none
Other Expenses	0.48%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.89%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	0.89%	[4]
(WFA Income Funds - ABC) | (Income Plus Fund) | Class B
Operating Expenses:
Management Fees	0.39%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.48%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.64%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	1.64%	[4]
(WFA Income Funds - ABC) | (Income Plus Fund) | Class C
Operating Expenses:
Management Fees	0.39%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.48%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.64%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	1.64%	[4]
(WFA Income Funds - ABC) | (Government Securities Fund) | Class A
Operating Expenses:
Management Fees	0.37%
Distribution (12b-1) Fees	none
Other Expenses	0.49%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.88%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	0.88%	[4]
(WFA Income Funds - ABC) | (Government Securities Fund) | Class B
Operating Expenses:
Management Fees	0.37%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.49%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.63%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	1.63%	[4]
(WFA Income Funds - ABC) | (Government Securities Fund) | Class C
Operating Expenses:
Management Fees	0.37%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.49%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.63%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	1.63%	[4]
(WFA Income Funds - ABC) | (Ultra Short-Term Income Fund) | Class A
Operating Expenses:
Management Fees	0.38%
Distribution (12b-1) Fees	none
Other Expenses	0.49%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.88%
Fee Waivers	(0.17%)
Total Annual Fund Operating Expenses After Fee Waiver	0.71%	[5]
(WFA Income Funds - ABC) | (Ultra Short-Term Income Fund) | Class C
Operating Expenses:
Management Fees	0.38%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.49%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.63%
Fee Waivers	(0.17%)
Total Annual Fund Operating Expenses After Fee Waiver	1.46%	[5]
(WFA Income Funds - ABC) | (Wells Fargo Advantage Adjustable Rate Government Fund) | Class A
Operating Expenses:
Management Fees	0.38%
Distribution (12b-1) Fees	none
Other Expenses	0.50%
Total Annual Fund Operating Expenses	0.88%
Fee Waivers	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	0.74%	[6]
(WFA Income Funds - ABC) | (Wells Fargo Advantage Adjustable Rate Government Fund) | Class B
Operating Expenses:
Management Fees	0.38%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.50%
Total Annual Fund Operating Expenses	1.63%
Fee Waivers	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	1.49%	[6]
(WFA Income Funds - ABC) | (Wells Fargo Advantage Adjustable Rate Government Fund) | Class C
Operating Expenses:
Management Fees	0.38%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.50%
Total Annual Fund Operating Expenses	1.63%
Fee Waivers	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	1.49%	[6]
(WFA Income Funds - ABC) | (Short-Term High Yield Bond Fund) | Class A
Operating Expenses:
Management Fees	0.50%
Distribution (12b-1) Fees	none
Other Expenses	0.51%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.02%
Fee Waivers	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver	0.82%	[7]
(WFA Income Funds - ABC) | (Short-Term High Yield Bond Fund) | Class C
Operating Expenses:
Management Fees	0.50%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.51%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.77%
Fee Waivers	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver	1.57%	[7]
(WFA Income Funds - ABC) | (Wells Fargo Advantage High Yield Bond Fund) | Class A
Operating Expenses:
Management Fees	0.50%
Distribution (12b-1) Fees	none
Other Expenses	0.52%
Total Annual Fund Operating Expenses	1.02%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	1.02%	[8]
(WFA Income Funds - ABC) | (Wells Fargo Advantage High Yield Bond Fund) | Class B
Operating Expenses:
Management Fees	0.50%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.52%
Total Annual Fund Operating Expenses	1.77%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	1.77%	[8]
(WFA Income Funds - ABC) | (Wells Fargo Advantage High Yield Bond Fund) | Class C
Operating Expenses:
Management Fees	0.50%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.52%
Total Annual Fund Operating Expenses	1.77%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	1.77%	[8]
(WFA Income Funds - Administrator) | (Short Duration Government Bond Fund) | Administrator Class
Operating Expenses:
Management Fees	0.38%
Distribution (12b-1) Fees	none
Other Expenses	0.43%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.82%
Fee Waivers	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver	0.61%	[9]
(WFA Income Funds - Administrator) | (High Income Fund) | Administrator Class
Operating Expenses:
Management Fees	0.49%
Distribution (12b-1) Fees	none
Other Expenses	0.46%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.96%
Fee Waivers	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver	0.81%	[10]
(WFA Income Funds - Administrator) | (Income Plus Fund) | Administrator Class
Operating Expenses:
Management Fees	0.39%
Distribution (12b-1) Fees	none
Other Expenses	0.42%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.83%
Fee Waivers	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver	0.74%	[11]
(WFA Income Funds - Administrator) | (Government Securities Fund) | Administrator Class
Operating Expenses:
Management Fees	0.37%
Distribution (12b-1) Fees	none
Other Expenses	0.43%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.82%
Fee Waivers	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver	0.66%	[12]
(WFA Income Funds - Administrator) | (Ultra Short-Term Income Fund) | Administrator Class
Operating Expenses:
Management Fees	0.38%
Distribution (12b-1) Fees	none
Other Expenses	0.43%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.82%
Fee Waivers	(0.26%)
Total Annual Fund Operating Expenses After Fee Waiver	0.56%	[13]
(WFA Income Funds - Administrator) | (Wells Fargo Advantage Adjustable Rate Government Fund) | Administrator Class
Operating Expenses:
Management Fees	0.38%
Distribution (12b-1) Fees	none
Other Expenses	0.44%
Total Annual Fund Operating Expenses	0.82%
Fee Waivers	(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver	0.60%	[6]
(WFA Income Funds - Administrator) | (Short-Term High Yield Bond Fund) | Administrator Class
Operating Expenses:
Management Fees	0.50%
Distribution (12b-1) Fees	none
Other Expenses	0.45%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.96%
Fee Waivers	(0.30%)
Total Annual Fund Operating Expenses After Fee Waiver	0.66%	[14]
(WFA Income Funds - Administrator) | (Wells Fargo Advantage High Yield Bond Fund) | Administrator Class
Operating Expenses:
Management Fees	0.50%
Distribution (12b-1) Fees	none
Other Expenses	0.46%
Total Annual Fund Operating Expenses	0.96%
Fee Waivers	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver	0.80%	[6]
(WFA Income Funds - Investor) | (Short-Term Bond Fund) | Investor Class
Operating Expenses:
Management Fees	0.39%
Distribution (12b-1) Fees	none
Other Expenses	0.53%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.93%
Fee Waivers	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver	0.84%	[15]
(WFA Income Funds - Investor) | (High Income Fund) | Investor Class
Operating Expenses:
Management Fees	0.49%
Distribution (12b-1) Fees	none
Other Expenses	0.55%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.05%
Fee Waivers	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver	0.94%	[16]
(WFA Income Funds - Investor) | (Income Plus Fund) | Investor Class
Operating Expenses:
Management Fees	0.39%
Distribution (12b-1) Fees	none
Other Expenses	0.51%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.92%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	0.92%	[17]
(WFA Income Funds - Investor) | (Government Securities Fund) | Investor Class
Operating Expenses:
Management Fees	0.37%
Distribution (12b-1) Fees	none
Other Expenses	0.52%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.91%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	0.91%	[17]
(WFA Income Funds - Investor) | (Ultra Short-Term Income Fund) | Investor Class
Operating Expenses:
Management Fees	0.38%
Distribution (12b-1) Fees	none
Other Expenses	0.52%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.91%
Fee Waivers	(0.17%)
Total Annual Fund Operating Expenses After Fee Waiver	0.74%	[18]
(WFA Income Funds - Investor) | (Short-Term High Yield Bond Fund) | Investor Class
Operating Expenses:
Management Fees	0.50%
Distribution (12b-1) Fees	none
Other Expenses	0.54%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.05%
Fee Waivers	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver	0.85%	[19]
(WFA Income Funds - Institutional) | (Short-Term Bond Fund) | Institutional Class
Operating Expenses:
Management Fees	0.39%
Distribution (12b-1) Fees	none
Other Expenses	0.17%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.57%
Fee Waivers	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver	0.49%	[20]
(WFA Income Funds - Institutional) | (Short Duration Government Bond Fund) | Institutional Class
Operating Expenses:
Management Fees	0.38%
Distribution (12b-1) Fees	none
Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.55%
Fee Waivers	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver	0.43%	[21]
(WFA Income Funds - Institutional) | (High Income Fund) | Institutional Class
Operating Expenses:
Management Fees	0.49%
Distribution (12b-1) Fees	none
Other Expenses	0.19%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.69%
Fee Waivers	(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver	0.51%	[22]
(WFA Income Funds - Institutional) | (Income Plus Fund) | Institutional Class
Operating Expenses:
Management Fees	0.39%
Distribution (12b-1) Fees	none
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.56%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	0.56%	[23]
(WFA Income Funds - Institutional) | (Government Securities Fund) | Institutional Class
Operating Expenses:
Management Fees	0.37%
Distribution (12b-1) Fees	none
Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.55%
Fee Waivers	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	0.50%	[24]
(WFA Income Funds - Institutional) | (Ultra Short-Term Income Fund) | Institutional Class
Operating Expenses:
Management Fees	0.38%
Distribution or Similar (Non 12b-1) Fees	none
Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.55%
Fee Waivers	(0.19%)
Total Annual Fund Operating Expenses After Fee Waiver	0.36%	[25]
(WFA Income Funds - Institutional) | (Wells Fargo Advantage Adjustable Rate Government Fund) | Institutional Class
Operating Expenses:
Management Fees	0.38%
Distribution (12b-1) Fees	none
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.55%
Fee Waivers	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	0.49%	[6]

[1]	The Adviser has committed through December 31, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.80% for Class A and 1.55% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[2]	The Adviser has committed through December 31, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.83% for Class A, 1.58% for Class B, and 1.58% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[3]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.90% for Class A, 1.65% for Class B, and 1.65% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[4]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.87% for Class A, 1.62% for Class B, and 1.62% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[5]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.70% for Class A and 1.45% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[6]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[7]	The Adviser has committed through December 31, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.81% for Class A and 1.56% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[8]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.03% for Class A, 1.78% for Class B, and 1.78% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[9]	The Adviser has committed through December 31, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.60% for Administrator Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[10]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.80% for Administrator Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[11]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.72% for Administrator Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[12]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.64% for Administrator Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[13]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.55% for Administrator Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[14]	The Adviser has committed through December 31, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.65% for Administrator Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[15]	The Adviser has committed through December 31, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.83% for Investor Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[16]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.93% for Investor Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[17]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.90% for Investor Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[18]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.73% for Investor Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[19]	The Adviser has committed through December 31, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.84% for Investor Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[20]	The Adviser has committed through December 31, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.48% for Institutional Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[21]	The Adviser has committed through December 31, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.42% for Institutional Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[22]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.50% for Institutional Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[23]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.58% for Institutional Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[24]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.48% for Institutional Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[25]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.35% for Institutional Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.